FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Jun. 30, 2019
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES [Abstract]
Credit Risk
There are no significant concentrations of credit risk within the Group. The carrying amount of the Group’s financial assets represents the maximum credit risk exposure, as represented below:

	2019	2018
	US$000	US$000
Cash and cash equivalents	12,038	22,623
Trade and other receivables	834	78
Other non-current financial assets	1,408	1,102
	14,280	23,793

Contractual Maturities of Financial Liabilities
The contractual maturities of financial liabilities, including estimated interest payments, are provided below. There are no netting arrangements in respect of financial liabilities.

	≤12 Months US$000	1-5 Years US$000	≥5 Years US$000	Total US$000
2019
Financial Liabilities
Trade and other payables	5,028	—	—	5,028
Borrowings	4,274	54,441	—	58,715
	9,302	54,441	—	63,743
2018
Financial Liabilities
Trade and other payables	9,892	—	—	9,892
	9,892	—	—	9,892

Interest-Bearing Financial Instruments
At the reporting date, the interest rate profile of the Group’s interest-bearing financial instruments with variable rates was:

	2019	2018
	US$000	US$000
Financial assets
Cash and cash equivalents	12,038	22,623
Financial liabilities
Interest-bearing loans and borrowings (floating rate borrowings)	(35,904)	—
Net exposure	(23,866)	22,623

Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial Instruments Denominated in Foreign Currencies
At the reporting date, the Group’s exposure to financial instruments denominated in foreign currencies arose from the Australian parent entities operations, as follows:

Exposure to A$ Financial assets	2019 A$ exposure US$000	2018 A$ exposure US$000
Cash and cash equivalents	—	2,072
Trade and other receivables	110	42
Financial liabilities
Trade and other payables	(395)	(479)
Net exposure	(285)	1,635

Interest Rate Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis
A sensitivity of 1% (100 basis points) has been selected as this is considered reasonable given the current level of both short term and long-term interest rates. A 1% (100 basis points) movement in interest rates at the reporting date would have increased/(decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The analysis is performed on the same basis for 2018.

	Profit or loss
	+ 100 basis points US$000	- 100 basis points US$000
2019
Financial assets
Cash and cash equivalents	119	(119)
Financial liabilities
Interest-bearing loans and borrowings (floating rate borrowings)	(400)	400
	(281)	281
2018
Financial assets
Cash and cash equivalents	187	(187)
	187	(187)

Foreign Currency Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis
At the reporting date, had the A$ appreciated or depreciated against the US$, as illustrated in the table below, profit and loss and equity would have been affected by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss
	10% Increase US$000	10% Decrease US$000
2019
Group	(29)	29
2018
Group	163	(163)